Shareholder Report, Holdings (Details) - C000094762	Jun. 30, 2024
Agency Discount Notes
Holdings [Line Items]
Percent of Net Asset Value	6.40%
CMO
Holdings [Line Items]
Percent of Net Asset Value	13.20%
CMBS
Holdings [Line Items]
Percent of Net Asset Value	17.20%
MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	23.90%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.30%
InvestmentType_Short Term Investments - Other
Holdings [Line Items]
Percent of Total Investments	9.30%
InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	53.80%
InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	36.90%